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                   UNITED  STATES              | OMB  APPROVAL                 |
     SECURITIES  AND  EXCHANGE  COMMISSION     | OMB  Number:         3235-0456|
               Washington,  D.C.  20549        | Expires:     August  31,  2000|
                                               | Estimated  average  burden    |
                                               | hours  per  response         1|
APPENDIX  I                                    |-------------------------------|

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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1.  Name  and  address  of  issuer:

               Gartmore  Variable  Insurance  Trust
               3435  Stelzer  Road
               COLUMBUS,  OHIO  43219
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2.   The  name of each series or class of funds for which
     this Form is filed (If the  Form  is  being  filed
     for all series and classes of securities of the issuer,
     check  the  box  but  do  not  list  series  or  classes): . . . . .  [ X ]
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3.   Investment  Company  Act  File  Number: . . . . . . . . . . . . .  811-3213
     Securities  Act  File  Number: . . . . . . . . . . . . . . . . .  002-73024
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4(a).  Last  day  of  the  fiscal  year  for  which
       this  notice is  filed: . . . . . . . . . . . . . . .   December 31, 2003
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4(b).  [    ]  Check  box  if  this Form is being filed
               late (i.e., more than 90 calendar  days
               after  the  end  of the  issuer's  fiscal
               year). (See  Instruction  A.2)
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Note:   If the form is being filed late, Interest must be
        paid on the registration fee  due.
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4(c).  [    ]  Check  box if this is the last time the
               issuer will be filing this Form.
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5.     Calculation  of  registration  fee:

     (i)  Aggregate  sale  price  of  securities  sold  during
          the  fiscal year pursuant  to  section  24(f): . . . . .  $243,855,008

     (ii) Aggregate  price  of  securities  redeemed  or
          repurchased during the fiscal  year: . . . . . . . . . .  $273,932,935

    (iii) Aggregate  price  of  securities  redeemed or
          repurchased during any prior  fiscal  year
          ending no earlier than October 11, 1995 that were
          not  previously  used  to  reduce  registration
          fees  payable  to the Commission. . . . . . . . . . . .  $0

     (iv) Total  available  redemption  credits
          [Add  items  5(ii) and 5(iii)]: . . . . . . . . . . . .   $273,932,935

      (v) Net  Sales  -  If  item 5(i) is greater than item
          5(iv) [subtract Item 5(iv)  from  Item  5(i)  ]  $0

    |--------------------------------------------------------------------------|
    |(vi) Redemption credits available for use                                 |
    |     in future years -  . . . . . . . . . . . . . . . . .  if (30,077,927)|
    |     Item  5(i)  is  less  than Item 5 (iv) [ subtract                    |
    |     Item 5(iv) from Item 5(i)]:                                          |
    |--------------------------------------------------------------------------|

     (vii) Multiplier  for  determining registration fee
           (See Instruction C.9): . . . . . . . . . . . . . . . . . .  0.0001267

    (viii) Registration  fee  due  [multiply Item 5(v) by
           Item 5(vii): . . . . . . . . . . . . . . . . . . . . . . . .  = $0.00
           (enter  "0"  if  no  fee  is  due):
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6.    Prepaid  shares

          If  the response to item 5(i) was determined by
          deducting an amount of securities  that  were
          registered  under  the  Securities Act of 1933
          pursuant to rule 24e-2 as in effect before
          [effective date of recision of rule 24e-2],
          then report the amount of securities (number of
          shares or  other  units)  deducted  here: . . . . . . . .  __________.

          If there is a number of shares  or  other  units  that
          were registered pursuant to rule 24e-2 remaining  unsold
          at the end of the fiscal year for which this form is
          filed that are available for use by the issuer in
          future fiscal years, then  state  that  number  here: . .  __________.
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7.      Interest  due.-- if this Form is being filed more
        than 90 days after the end  of  the  issuers  fiscal
        year (see  Instruction  D): . . . . . . . . . . . . . . . . . . . .   $0
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8.      Total of amount of the registration fee due plus any
        interest due [ Line 5(viii)  plus  line  7]. . . . . . . . . . .   $0.00
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9.       Date  the  registration  fee  and  any  interest
         payment was sent to the Commission's lockbox depository:

          Method  of  Delivery: [     ]  Wire  Transfer
                                [     ]  Mail  or  other  means
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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By  (Signature  and  Title)*___________________________________________

               Michael  Leonard,  Assistant  Treasurer

               Date

*  Please  print  the name and title of the signing officer below the signature.
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